INCOME TAXES - Components of the deferred tax asset (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 34,842	$ 232
Gross deferred tax assets	258,825	232
Less: valuation allowance	$ (258,825)	(232)
ENERGY VAULT HOLDINGS, INC
Deferred tax assets
Net operating loss carryforwards		4,796,086	$ 2,463,756
Accruals		114,117	69,253
Credits		102,705	51,352
Operating lease liabilities		224,047	329,110
Other		153,924	111,778
Gross deferred tax assets		5,390,879	3,025,248
Less: valuation allowance		(5,114,407)	(2,606,724)
Net deferred tax assets		276,472	418,524
Deferred tax liabilities
Depreciation and amortization		(40,046)	(26,830)
Right of use assets		(209,608)	(351,179)
Other		$ (26,819)	$ (40,515)